Future Minimum Lease Payments Required under Long-Term Non-Cancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 282
2015	224
2016	182
2017	140
2018	129
Thereafter	$ 50